Document and Entity Information	Jul. 26, 2023
Cover [Abstract]
Entity Registrant Name	Impinj, Inc.
Amendment Flag	false
Entity Central Index Key	0001114995
Document Type	8-K
Document Period End Date	Jul. 26, 2023
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37824
Entity Tax Identification Number	91-2041398
Entity Address, Address Line One	400 Fairview Avenue North
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109
City Area Code	(206)
Local Phone Number	517-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	PI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false